Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of provision for income taxes
	Three months ended March 31,
	2023	2022
Current tax	$(26,648)	$64,923
Deferred tax	—	354,574
Income tax (benefit) expense	$(26,648)	$419,497

	Years ended December 31,
	2022	2021
Current tax	$118,073	$23,505,445
Deferred tax	6,532	—
Income tax expense	$124,605	$23,505,445

Schedule of significant components of the deferred tax liabilities and assets
	March 31, 2023	December 31, 2022
Deferred tax liabilities:
Accelerated depreciation	$45,613	$45,858

Deferred tax assets, net:
Net operating loss carryforwards	6,854,757	5,461,370
Less: valuation allowance	(6,854,757)	(5,461,370)
	—	—
Deferred tax liabilities, net	$45,613	$45,858

	As of December 31,
	2022	2021
Deferred tax liabilities:
Accelerated depreciation	$45,858	$—

Deferred tax assets, net:
Net operating loss carryforwards	5,461,370	2,483,436
Less: valuation allowance	(5,461,370)	(2,483,436)
	—	—

Deferred tax liabilities, net	$45,858	$—

Schedule of reconciliation of income tax rate to the effective income tax rate
	Years ended December 31,
	2022	2021
(Loss) income before income taxes	$(44,396,030)	$119,968,968
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(7,325,345)	19,794,880
Income not subject to taxes	(71,468)	(41,476)
Non-deductible items:
– Share-based compensation	344,640	—
– Investment loss, net	1,474,676	2,037,253
– Change in fair values of warrant liabilities and FSP liability	888,251	—
– Items not subject to tax deduction	1,925,846	1,435,277
Tax effect on temporary differences not recognized	1,003	(126,870)
Under (over) provision of prior years	31,284	(38,939)
Net operating loss	2,895,733	457,680
Tax holiday	(21,838)	(23,802)
Other	(18,177)	11,442
Income tax expense	$124,605	$23,505,445